Remuneration of the Company's key management personnel	12 Months Ended
Dec. 31, 2024
Remuneration of the Company's key management personnel
Remuneration of the Company's key management personnel

16. Remuneration of the Company’s key management personnel

Total remuneration of key management personnel

Remuneration of the Company’s key management personnel was as follows:

	2022		2023		2024
	Management	Supervisory	Management	Supervisory	Management	Supervisory
Remuneration of key management	Board	Board	Board	Board	Board	Board
	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k
Short-term benefits	3,067	669	3,757	674	3,039	633
Termination benefits	—	—	1,871	—	675	—
Share-based payments	6,689	478	4,300	652	2,347	552
Total	9,756	1,147	9,928	1,326	6,061	1,185

Out of the total remuneration, for Management Board EUR 1,564k (2023: EUR 1,551k, 2022: EUR 852k) and for the Supervisory Board EUR 0k (2023: EUR 158k, 2022: EUR 0k) are outstanding, as of December 31, 2024.

In 2024, 199,910 RSUs were granted to the Supervisory Board and 361,264 RSUs and 25,000 options were granted to the Management Board. During the year 2024, 39,309 RSUs were transferred to the Supervisory Board and 58,586 RSUs were transferred to the Management Board. No options were exercised by the Key Management Personnel in 2024.

In 2023, 105,260 RSUs were granted to the Supervisory Board and 207,481 RSUs and 144,379 options were granted to the Management Board. During the year, 21,413 RSUs were transferred to the Supervisory Board and 139,027 RSUs were transferred to the Management Board. No options were exercised by the Key Management Personnel in 2023.

In 2022, 36,902 RSUs were granted to the Supervisory Board and 122,170 RSUs and 196,539 options were granted to the Management Board. During the year, 5,624 RSUs were transferred to the Supervisory Board and 2,695 RSUs were transferred to the Management Board. 6,303 options were exercised by the Key Management Personnel in 2022.

For more detailed information we refer to Note 9.